Interest Expense, Net (Tables)	12 Months Ended
Apr. 29, 2011
Interest Expense Income Net Tables [Abstract]
Schedule of Interest Expense, Net
	Fiscal Year
(in millions)	2011	2010	2009
Interest income	$(172)	$(156)	$(188)
Interest expense	450	402	371
Interest expense, net	$278	$246	$183